INTERIM CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
REVENUE
Consulting fees	$ 900	$ 1,275	$ 1,275	$ 4,700	$ 2,325
OPERATING EXPENSES
Advertising & promotion	11,062	2,719	7,747	30,607	13,944
Bank charges & fees	490	305	506	1,697	777
Consultants & contractors	3,400	263	263	3,400	263
Exchange & listing fees	35,250	0	0	44,246	0
Interest on short-term debt	3,324	0	0	3,850	0
Investor relations	2,749	0	0	5,498	0
Legal & accounting	17,820	1,500	8,225	101,810	26,429
Management fees	49,500	6,000	19,200	106,000	34,700
Meals & entertainment	750	229	250	929	268
Office & administration	430	200	210	1,503	798
Rent & utilities	137	78	234	371	351
Subscriptions & dues	283	222	222	579	493
Travel & hotel	0	576	678	313	677
Website & internet	540	419	826	1,483	827
Total operating expenses	125,735	12,511	38,361	302,286	79,527
Loss from operations	(124,835)	(11,236)	(37,086)	(297,586)	(77,202)
OTHER INCOME (EXPENSE)
Accretion expense	(59,213)	0	0	(71,724)	0
Financing fees	(15,482)	0	0	(26,965)	0
Total other income (expense)	(74,695)	0	0	(98,690)	0
Net loss	$ (199,530)	$ (11,236)	$ (37,086)	$ (396,276)	$ (77,202)
BASIC AND DILUTED LOSS PER COMMON SHARE
Basic and diluted	$ (0.02)	$ (.00)	$ (.00)	$ (0.03)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	13,152,503	9,734,700	9,734,700	12,964,601	7,790,648